Note 11 - Investment Securities and Other Comprehensive Income (Loss) - Cost and Fair Values of Investment Securities Available-for-sale (Details) - Mutual Fund [Member]	Sep. 30, 2016 USD ($)
Cost	$ 572,309
Gross Unrealized Gains	4,579
Gross Unrealized Losses
Fair Value	$ 576,888